Note 13 Financial assets at fair value through other comprehensive income debt securities by rating (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 59,074	€ 68,308	€ 58,731
Percentage of debt securities by rating	100.00%	100.00%	100.00%
BBVA AAA Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 2,413	€ 4,345	€ 3,669
Percentage of debt securities by rating	4.10%	6.40%	6.20%
BBVA AA Plus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 586	€ 595	€ 7,279
Percentage of debt securities by rating	1.00%	0.90%	12.40%
BBVA AA Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 646	€ 449	€ 317
Percentage of debt securities by rating	1.10%	0.70%	0.50%
BBVA AA Minus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 327	€ 406	€ 265
Percentage of debt securities by rating	0.60%	0.60%	0.50%
BBVA A plus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 6,179	€ 5,912	€ 3,367
Percentage of debt securities by rating	10.50%	8.70%	5.70%
BBVA A Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 1,676	€ 2,112	€ 12,895
Percentage of debt securities by rating	2.80%	3.10%	22.00%
BBVA A Minus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 18,760	€ 31,614	€ 10,947
Percentage of debt securities by rating	31.80%	46.30%	18.60%
BBVA BBB Plus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 11,465	€ 8,629	€ 9,946
Percentage of debt securities by rating	19.40%	12.60%	16.90%
BBVA BBB Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 10,961	€ 4,054	€ 2,966
Percentage of debt securities by rating	18.60%	5.90%	5.10%
BBVA BBB minus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 1,310	€ 5,116	€ 1,927
Percentage of debt securities by rating	2.20%	7.50%	3.30%
BBVA BB Plus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 4,379	€ 4,731	€ 4,712
Percentage of debt securities by rating	7.40%	6.90%	8.00%
Unclassified [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 372	€ 345	€ 441
Percentage of debt securities by rating	0.60%	0.50%	0.80%